FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Brent Byrne
Address: 650 E. Swedesford Road, Suite 100, Wayne, PA, 19087
13F File Number: 028-12683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Brent Byrne
Title: President
Phone: 610-688-5501
Signature: Brent Byrne
Place:  Wayne, PA
Date of Signing: May 06, 2008
Report Type (Check only one
[ X] 13F HOLDINGS REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total:   37
Form 13F Information Table Value Total($1000): 69065
List of Other Included Managers: 0
No.  13F File Number: 028-12683

FORM 13F INFORMATION TABLE


Name of Issuer     Title of ClCUSIP       Value ($1000)Number of SharSH or PRNInvest DiscreOther ManagVoting Discretion
Altra Group        Common     02209S103   1095         49318         SH       Sole         None       Sole
American Software  Common     029683109   1433         228837        SH       Sole         None       Sole
AT & T             Common     00206R102   2950         77024         SH       Sole         None       Sole
Bristol-Myers SquibCommon     110122108   1092         51289         SH       Sole         None       Sole
CBS                Common     124857202   1169         52961         SH       Sole         None       Sole
Chesapeake         Common     165159104   512          106530        SH       Sole         None       Sole
Citi Group         Common     172967101   2472         115432        SH       Sole         None       Sole
ConAgra Food       Common     205887102   1211         115432        SH       Sole         None       Sole
Creative TechnologyCommon     Y1775U107   845          189672        SH       Sole         None       Sole
D&E Communication  Common     232860106   9127         102554        SH       Sole         None       Sole
DuPont             Common     263534109   4286         91661         SH       Sole         None       Sole
Eastman Kodak      Common     277761109   2862         161971        SH       Sole         None       Sole
Electrionic Data SYCommon     285661104   1016         61014         SH       Sole         None       Sole
Ford Motor         Common     345370860   564          98650         SH       Sole         None       Sole
Furniture Brands InCommon     360921100   745          63644         SH       Sole         None       Sole
General Electric   Common     369604103   4167         112586        SH       Sole         None       Sole
General Motors     Common     370442105   2466         146803        SH       Sole         None       Sole
Hancock Fabric     Common     409900107   230          177122        SH       Sole         None       Sole
Hanes Brands       Common     410345102   177          6082          SH       Sole         None       Sole
Harley Davison     Common     412822108   1293         34496         SH       Sole         None       Sole
Home Depot         Common     437076102   3244         115972        SH       Sole         None       Sole
Int'l Paper        Common     460146103   3031         111455        SH       Sole         None       Sole
JP Morgan Chase    Common     46625H100   3950         91967         SH       Sole         None       Sole
Kraft Food         Common     50075N104   1355         43690         SH       Sole         None       Sole
Meadowbrook INS GRPCommon     58319P108   967          123789        SH       Sole         None       Sole
Merck              Common     589331107   3726         98180         SH       Sole         None       Sole
Nautilus           Common     63910B102   340          103490        SH       Sole         None       Sole
NEW MOTION         Common     64754V105   1772         402780        SH       Sole         None       Sole
Newell Rubbermaid  Common     651229106   1050         45927         SH       Sole         None       Sole
Pfizer             Common     717081103   3128         153747        SH       Sole         None       Sole
pHILP MORRIS       Common     69344M101   2494         49318         SH       Sole         None       Sole
Sara Lee           Common     803111103   702          50219         SH       Sole         None       Sole
Schering Plough    Common     806605101   855          59339         SH       Sole         None       Sole
Standard Register  Common     853887107   560          71964         SH       Sole         None       Sole
Startek            Common     85569C107   1265         137346        SH       Sole         None       Sole
Westwood One       Common     961815107   824          392299        SH       Sole         None       Sole